STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT - TKB CRITICAL TECHNOLOGIES 1 - 12 months ended Dec. 31, 2022 - USD ($)	Total	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2021	$ (18,339,662)	$ 575	$ 0	$ (18,340,237)
Balance at beginning, shares at Dec. 31, 2021		5,750,000
Remeasurement of Class A ordinary shares subject to redemption	(3,387,827)			(3,387,827)
Net income	11,245,341			11,245,341
Ending balance at Dec. 31, 2022	$ (10,482,148)	$ 575	$ 0	$ (10,482,723)
Balance at ending, shares at Dec. 31, 2022		5,750,000